SCHEDULE OF FINANCE COST (Details) - USD ($)	12 Months Ended			15 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Lease liabilities	$ 259,124	$ 231,759	$ 460,983	$ 259,124	$ 231,759	$ 460,983
Convertible loan				11,804
Convertible bond		$ 44,493			509,230
Loans from shareholders					277,959	1,333,480
Notes payable					17,156	57,064
Other finance costs					1,235,341
Other finance income				(614)
Interest revenue expense				$ 270,314	$ 2,271,445	$ 1,851,527